CONTINGENCIES	9 Months Ended
Jun. 30, 2026
CONTINGENCIES	23.CONTINGENCIES The Company is involved in legal proceedings with its former Chief Executive Officer relating to employment matters and equity instruments. The former Chief Executive Officer has filed a counterclaim for damages. The outcome and magnitude of the claims cannot presently be determined and no provision has been recorded. The Company is also contesting a North Dakota claim alleging breach of an unsigned employment contract, with claimed damages of approximately $1,258,567 plus interest and costs. The outcome cannot presently be determined and no provision has been recorded. There were no material changes in these proceedings during the three months ended June 30, 2026.